Cover	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Antiaging Quantum Living Inc.
Entity Central Index Key	0001672571
Entity Primary SIC Number	1040
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY	NY
Entity Address, Address Line One	135-27 38th Avenue, #388
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	(929)
Local Phone Number	990-3255
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	1185 6th Ave
Entity Address, Address Line Two	Suite 353
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Contact Personnel Name	Cassi Olson